Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 49,496	$ 88,805
Liabilities, carrying amount	25,471	47,426
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	13,401	14,786
Liabilities, fair value	13,401	14,786
Level 3 | Notes Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	4,196	4,206
Liabilities, fair value	4,196	4,206
Level 3 | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,850	458
Liabilities, fair value	1,850	458
Level 3 | Convertible Note Payable, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,267	9,049
Liabilities, fair value	1,267	9,049
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	2,573	2,979
Assets, carrying amount	2,573	2,979
Notes Receivable from Related Parties | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	67	68
Assets, carrying amount	67	68
Notes Receivable, Noncurrent | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	64	190
Assets, carrying amount	64	190
Equity Securities, At Cost | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	472	501
Assets, carrying amount	472	501
Equity Securities, At Fair Value | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	1	1
Assets, carrying amount	$ 1	$ 1